Other disclosures - Schedule of equivalent euro value of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 223,073	€ 130,519	€ 210,689	€ 153,839	€ 101,067
Financial assets held for trading	156,118		116,953	114,945
Non-trading financial assets mandatorily at fair value through profit or loss	5,713		5,536	4,486
Other financial assets at fair value through profit or loss	8,989		15,957	48,717
Financial assets at fair value through other comprehensive income	85,239		108,038	120,953
Financial assets at amortised cost	1,147,044		1,037,898	958,378
Investments	7,615		7,525	7,622	€ 8,772
Tangible assets	34,073		33,321	32,735
Intangible assets	18,645		16,584	15,908
Other	10,082		8,595	11,070
TOTAL ASSETS	1,734,659		1,595,835	1,508,250
Liabilities
Financial liabilities held for trading	115,185		79,469	81,167
Other financial liabilities at fair value through profit or loss	55,947		32,733	48,038
Financial liabilities at amortized cost	1,423,858		1,349,169	1,248,188
Liabilities under insurance contracts	747		770	910
Other	14,609		12,698	12,336
TOTAL LIABILITIES	1,637,074		1,498,782	1,416,928
Non-Euro
Assets
Cash, cash balances at Central Banks and other deposits on demand	122,391		105,457	76,882
Financial assets held for trading	94,256		65,345	66,448
Non-trading financial assets mandatorily at fair value through profit or loss	3,210		2,460	2,248
Other financial assets at fair value through profit or loss	1,085		1,230	24,015
Financial assets at fair value through other comprehensive income	62,046		78,086	79,688
Financial assets at amortised cost	747,138		680,774	610,152
Investments	1,296		1,666	1,671
Tangible assets	21,834		22,350	21,617
Intangible assets	11,881		10,066	9,609
Other	23,886		22,631	26,433
TOTAL ASSETS	1,089,023		990,065	918,763
Liabilities
Financial liabilities held for trading	60,105		49,314	50,494
Other financial liabilities at fair value through profit or loss	20,274		9,103	18,347
Financial liabilities at amortized cost	893,531		796,395	726,516
Liabilities under insurance contracts	4		10	13
Other	24,372		20,420	22,801
TOTAL LIABILITIES	€ 998,286		€ 875,242	€ 818,171